Structured entities - Conduits (Details) - GBP (£) £ in Billions	Dec. 31, 2023	Dec. 31, 2022
Securities investment conduits | Solitaire
Disclosure of information about consolidated structured entities [line items]
Asset backed securities	£ 0.8	£ 1.1
Commercial paper held by HSBC	1.0	1.3
Multi-seller conduit
Disclosure of information about consolidated structured entities [line items]
Maximum exposure	£ 4.2	£ 4.7